COMMITMENTS AND CONTINGENCIES	81 Months Ended	90 Months Ended
	Jan. 31, 2011	Oct. 31, 2011
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become involved in lawsuits and legal proceedings that arise in the ordinary course of business. The Company is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

As discussed above in Note 5, the Company entered into several agreements with related parties. On December 1, 2010, the Company entered into a 12-month retainer agreement with G&P, pursuant to which the Company will pay G&P a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements.

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services. Pursuant to this agreement, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company will pay ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, runs for a term of 12 months and may be extended or terminated by the parties upon 60 days prior notice.

On January 17, 2011, the Company entered into an independent contractor consulting agreement with George Duggan pursuant to which the Company agreed to pay to Mr. Duggan $2,500 per month for 12 months beginning January 17, 2011 for his services rendered to the Company as the Chief Operating Officer. The agreement runs for a term of 12 months and may be extended by agreement of the parties.  The agreement may be terminated by the Company for cause during its term or for any reason after the first 12 months upon five days prior notice, and by the executive officer for any reason upon 30 days prior notice. The Company has also agreed to reimburse the executives for all reasonable pre-approved out-of-pocket expenses incurred in connection with their performance under the agreements.

In January 2011, the Company entered into a consulting agreement with Melechdavid, Inc., which will provide certain consulting services to the Company’s business for a term of 90 days, commencing on January 18, 2011, the effective date of this agreement, and fair valued at $12,500. The agreement may be extended upon the mutual agreement between the parties. In consideration of services to be rendered by Melechdavid, Inc., the Company agreed to issue the 500,000 restricted shares of its common stock, $0.001 per share.

NOTE 10 – COMMITMENTS AND CONTINGENCIES

In addition to $30,000 cash payment and 250,000 stock issuance made at the First Closing under the AuroTellurio Option Agreement on August 4, 2011 (see Note 4), assuming the Company exercises its right to acquire each of the four twenty percent (20%) interests in the AuroTelurio Property, the Company will make the following cash payments and share issuances to Mexivada: (i) $40,000 and 250,000 shares on the first anniversary of the Closing; (ii) $50,000 and 300,000 shares on the second anniversary of the Closing; (iii) $70,000 and 350,000 shares on the third anniversary of the Closing; and (iv) $100,000 and 500,000 shares on the fourth anniversary of the Closing. In connection with the AuroTellurio Option Agreement, the Company will pay an aggregate total of $290,000 in cash and 1,650,000 restricted shares of its common stock.

Under the terms of the AuroTellurio Option Agreement, the Company is also committed to incur $3,000,000 in cumulative exploration expenditures on the Property over a four year period at an investment rate of at least $750,000 per year. The Company will earn a 20% vested interest in the AuroTellurio Property in the first year of the AuroTellurio Option Agreement by investing $750,000 in an exploration program and up to an additional 60% interest in the Property, in blocks of 20% each, by investing an additional $750,000 in the exploration program in each of the following three years, or sooner, and meeting all of the other required terms of the AuroTellurio Option Agreement. Each 20% interest will vest earlier if each year’s cash and stock payments to Mexivada and $750,000 exploration expenditure investment are completed earlier than scheduled.

Under the terms of the Agreement, the Company will act as “Operator,” exclusively responsible, in consultation with Mexivada, for carrying out and administering exploration, development and mining work on the AuroTellurio Property. If costs of the exploration program exceed the agreed upon $3,000,000 investment, the Company will share additional costs with Mexivada on a proportionate share basis. Once the Company has earned its full 80% interest in the AuroTellurio Property, the Company will form a joint venture with Mexivada applicable to the further development and commercialization of the AuroTellurio Property.

The Company obtained a surface rights agreement with the landowner on whose property the La Viuda Concessions are located to conduct its mineral exploration program, effective June 17, 2011. The Company will pay the land owner $14,400 for each year in which the Company carries out exploration work on this land. The Company has begun Phase 1 of its exploration program and it is currently conducting mapping, trenching and sampling programs at the AuroTellurio Property. These activities will be followed by planned gravity and magnetic geophysical surveys in preparation for an initial 3,000-meter drilling program that is planned for implementation by the end of the year or in early 2012. As of the date of this filing, the Company incurred $311,631 since inception in its exploration and development expenditures, which are expensed as incurred.